Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,185,760)	$ (4,239,353)	$ (5,698,198)	$ (5,401,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	1,000,344	793,619	1,134,518	614,684
Depreciation and amortization	7,045	12,207	14,124	15,054
Amortization of loan costs		77,781	77,781	53,689
Loss on disposition of property and equipment	571		12,582
Changes in assets - (increase) decrease:
Other receivables	(65,063)	(81,073)	(50,380)	(25,882)
Prepaid expenses	3,613	(10,384)	(7,276)
Deposits	28,369	3,490	3,490
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	126,678	410,048	452,285	554,867
Deferred rent	(11,522)	(12,786)	(16,906)	(20,415)
Deferred salary		97,724	118,412	907,598
NET CASH USED IN OPERATING ACTIVITIES	(2,095,725)	(2,948,727)	(3,959,568)	(3,302,159)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable originated	(2,695,000)	(4,271,850)	(5,381,851)	(4,781,022)
Loans receivable repaid	1,568,668	1,034,328	1,438,946	276,077
Advances to CEO			(95,003)
Purchase of property & equipment		(19,117)	(19,117)	(9,009)
NET CASH USED IN INVESTING ACTIVITIES	(1,126,332)	(3,256,639)	(4,057,025)	(4,513,954)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt				1,730,000
Proceeds from short-term loans		400,000	400,000	669,980
Payments on short-term loans		(400,000)	(400,000)	(419,980)
Repayment of senior debt		(2,230,000)	(2,230,000)
Prepaid preferred share redemption			(160,000)
Deposit on preferred shares to be issued		60,000		1,834,112
Preferred dividends paid	(29,917)	(217,888)	(220,974)	(114,115)
Payments for buyback of common stock	(130,769)
Proceeds from issuance of preferred stock	93,050	5,940,000	6,100,000
Proceeds from issuance of common stock	3,728,686	3,917,524	4,579,414	4,267,949
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,661,050	7,469,636	8,068,440	7,967,946
NET INCREASE IN CASH AND CASH EQUIVALENTS	438,993	1,264,270	51,847	151,833
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	485,559	433,712	433,712	281,879
CASH AND CASH EQUIVALENTS, END OF YEAR	924,552	1,697,982	485,559	433,712
Supplemental disclosures:
Interest paid in cash		504,500	508,800	477,157
Income taxes paid in cash
Issuance of common stock in lieu of payment of accrued compensation		261,608	261,608	1,000,000
Issuance of common stock in lieu of payment of dividend on preferred shares				90,411
Issuance of preferred stock in lieu of consulting fees		279,500	279,500
Issuance of common stock in lieu of consulting fees	$ 157,000	$ 146,954	156,954
Deposit on preferred stock in lieu of accrued compensation				85,989
Advance officer offset against preferred dividends & accrued compensation			95,003
Stock in lieu of repayment of short term loan				$ 390,000